Real Estate - Consideration Transferred (Details) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Apr. 29, 2019 shares	Mar. 01, 2019 shares
Real Estate [Line Items]
Number of shares outstanding (in shares)	78,054,934		229,775,115		227,853,720	174,278,341			252,863,421
Exchange ratio	1.04807
Implied EA-1 common stock issued in consideration			283,769,972
GCEAR's operating partnership units outstanding	527,045
Implied EA-1 operating partnership units issued in consideration			200,000		0.2
Implied EA-1 common stock and operating partnership units issued in exchange for net assets acquired in Merger | $	$ 751,278	$ 751,277	$ 0	$ 751,278	$ 751,277	$ 0	$ 0
Griffin Capital Essential Asset REIT, Inc.
Real Estate [Line Items]
Number of shares outstanding (in shares)								167,000,000
Implied EA-1 common stock issued in consideration	74,474,924
Exchange ratio	1.04807
Implied EA-1 operating partnership units issued in consideration	502,872
EA-1's net asset value per share | $ / shares	$ 10.02